TRADE RECEIVABLES (Schedule of Aging Analysis of Trade Receivables) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement Line Items [Line Items]
Trade receivables | ¥		¥ 3,956
USD [Member]
Statement Line Items [Line Items]
Trade receivables | $	$ 568
Within 3 Months [Member]
Statement Line Items [Line Items]
Trade receivables | ¥		¥ 3,956
Within 3 Months [Member] | USD [Member]
Statement Line Items [Line Items]
Trade receivables | $	$ 568